ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Accrued Liabilities [Line Items]
Royalties	$ 125,000	$ 103,000	$ 488,000
Market development credits	112,000	336,000	497,000
Price protection	139,000	563,000	348,000
Return reserves	218,000	891,000	2,152,000
Reserve for legal contingencies	468,000	300,000
Accrued purchase orders	982,000	123,000
Others	1,231,000	995,000	713,000
Total	$ 3,275,000	$ 3,311,000	$ 4,198,000